Summary of Total Impairment Losses Recognized (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Asset Impairment Charges [Line Items]
Real estate and intangible asset impairment	$ 1,481	$ 320	$ 3,584	$ 7,448	$ 10,923	$ 18,992	$ 37,497
Write-off of lease intangibles due to lease terminations	487		487	2,809	2,809	41	5,698
Loan receivable (recovery)/impairment	(367)	(180)	(367)	(180)	(180)	3,100	1,520
Other impairment						99	38
Total impairment loss - continuing and discontinued operations	$ 1,601	$ 140	$ 3,704	$ 10,077	$ 13,552	$ 22,232	$ 44,753